LONG-TERM DEBT, NET (2017 4.875% Senior Notes) - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Jul. 03, 2017	Jun. 06, 2017	Dec. 31, 2022	Dec. 31, 2021
Long-Term Debt [Line Items]
Total long-term debt			$ 8,449,459	$ 6,599,949
2017 4.875% Senior Notes, due 2025 [Member] | First 2017 Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt		$ 650,000
Purchase price as percentage of principal		100.00%
Maturity date			Jun. 06, 2025
2017 4.875% Senior Notes, due 2025 [Member] | Second 2017 Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt	$ 350,000
Purchase price as percentage of principal	100.75%
Maturity date			Jun. 06, 2025
2017 4.875% Senior Notes, due 2025 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Interest rate per annum	4.875%	4.875%
2017 4.875% Senior Notes, due 2025 [Member] | Senior Notes [Member] | Prior to June 6, 2020 [Member]
Long-Term Debt [Line Items]
Maximum redeemable percentage of principal prior to a specific date for partial redemption with net cash proceeds from equity offerings at a fixed redemption price	35.00%	35.00%